UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 174.7%
Equity Investments(1) — 174.7%
Midstream MLP(2) — 159.6%
Antero Midstream Partners LP	135	$3,726
Arc Logistics Partners LP	2,111	31,099
Buckeye Partners, L.P.	2,498	175,521
Cheniere Energy Partners, L.P.	109	2,941
Columbia Pipeline Partners LP	1,173	15,919
Crestwood Equity Partners LP	1,811	37,676
DCP Midstream Partners, LP	6,157	201,772
Enable Midstream Partners, LP	191	2,701
Enbridge Energy Management, L.L.C.(3)	2,105	47,915
Enbridge Energy Partners, L.P.	2,822	65,649
Energy Transfer Partners, L.P.	10,490	418,972
EnLink Midstream Partners, LP	4,087	72,143
Enterprise Products Partners L.P.	18,831	497,146
EQT Midstream Partners, LP	704	55,320
Global Partners LP	676	10,254
Magellan Midstream Partners, L.P.(4)	2,304	162,008
Midcoast Energy Partners, L.P.	2,294	15,830
MPLX LP	4,628	153,310
MPLX LP — Convertible Preferred Units(5)(6)(7)	2,255	88,366
NuStar Energy L.P.	216	10,373
ONEOK Partners, L.P.(8)	6,858	265,746
PBF Logistics LP	1,330	26,988
PennTex Midstream Partners, LP	552	8,991
Phillips 66 Partners LP	227	11,250
Plains All American Pipeline, L.P.(8)(9)	8,373	234,950
Rice Midstream Partners LP	47	1,077
Rose Rock Midstream, L.P.	283	7,119
Shell Midstream Partners, L.P.	595	18,114
Spectra Energy Partners, LP	715	32,639
Sprague Resources LP	758	18,462
Sunoco Logistics Partners L.P.	3,457	102,320
Sunoco LP	543	16,161
Tallgrass Energy Partners, LP	1,326	61,116
TC PipeLines, LP	8	441
Tesoro Logistics LP	307	14,729
TransMontaigne Partners L.P.	90	3,781
Western Gas Partners, LP	3,707	186,524
Western Gas Partners, LP — Convertible Preferred Units(5)(7)(10)	134	7,170
Williams Partners L.P.	10,728	408,730

		3,494,949

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream Company — 8.2%
Kinder Morgan, Inc.(4)	1,270	$27,750
ONEOK, Inc.	74	3,475
SemGroup Corporation	168	5,217
Tallgrass Energy GP, LP	34	791
Targa Resources Corp.(4)	3,264	142,243

		179,476

General Partner MLP — 3.6%
Energy Transfer Equity, L.P.	1,462	26,172
Plains GP Holdings, L.P.(8)(9)	750	8,535
Plains GP Holdings, L.P. — Plains AAP, L.P.(7)(8)(9)(11)	3,402	38,715
Western Gas Equity Partners, LP	164	6,033

		79,455

Shipping MLP — 2.8%
Capital Product Partners L.P. — Class B Units(5)(7)(12)	3,030	22,030
Dynagas LNG Partners LP	831	12,184
Golar LNG Partners LP	1,344	26,103

		60,317

Other — 0.5%
Clearwater Trust(5)(7)(8)(13)	N/A	90
SunCoke Energy Partners, L.P.	851	11,225

		11,315

Total Long-Term Investments (Cost — $2,872,520)		3,825,512

Short-Term Investment — 4.2%
Money Market Fund — 4.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 0.19%(14) (Cost — $90,727)	90,727	90,727

Total Investments — 178.9% (Cost — $2,963,247)		3,916,239

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(15)
Midstream MLP
Magellan Midstream Partners, L.P.	$72.50	10/21/16	970	$(97)

Midstream Company
Kinder Morgan, Inc.	22.00	10/21/16	1,100	(97)
Kinder Morgan, Inc.	23.00	9/16/16	300	(4)
Targa Resources Corp.	46.00	10/21/16	720	(94)
Targa Resources Corp.	47.00	10/21/16	720	(71)

				(266)

Total Call Option Contracts Written (Premiums Received — $355)				(363)

Debt				(767,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(404,000)
Deferred Income Tax Liability				(562,320)
Income Tax Receivable				18,390
Other Liabilities in Excess of Other Assets				(11,445)

Net Assets Applicable to Common Stockholders				$2,189,501

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Dividends are paid-in-kind.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Fair valued security.

(6)	On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.528125 per unit for the first two years and thereafter will pay the higher of (a) $0.528125 per unit or (b) the distribution and the distribution that the MPLX Convertible Preferred Units would receive on an as converted basis. The MPLX Convertible Preferred Units have a one-year lock-up through May 13, 2017. Holders of the MPLX Convertible Preferred Units may convert on a one-for-one basis to MPLX common units any time after May 13, 2019.

(7)	The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2016, the aggregate value of restricted securities held by the Company was $156,371 (3.9% of total assets).

(8)	The Company believes that it is an affiliate of Clearwater Trust, Plains All American Pipeline, L.P. (“PAA”) and Plains GP Holdings, L.P. (“Plains GP”). The Company does not believe that it is an affiliate of ONEOK Partners, L.P.

(9)	On July 11, 2016, PAA announced it had entered into a definitive agreement with Plains AAP, L.P. (“PAA GP”) to permanently eliminate PAA’s incentive distribution rights and the economic rights associated with PAA’s 2% general partner interest in exchange for newly issued PAA common units and the assumption of all of PAA GP’s outstanding debt.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(10)	On April 15, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“WES Convertible Preferred Units”) from Western Gas Partners, LP (“WES”). The WES Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.68 per unit. The WES Convertible Preferred Units have a one-year lock-up through March 14, 2017, and holders of the WES Convertible Preferred Units may convert on a one-for-one basis into common units of WES any time after March 14, 2018.

(11)	The Company holds an interest in PAA GP, which controls the general partner of PAA. Plains GP (which trades on the NYSE under the ticker “PAGP”) also holds an equity interest in PAA GP. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP on a one-for-one basis at the Company’s option.

(12)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

(13)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

(14)	The rate indicated is the current yield as of August 31, 2016.

(15)	Security is non-income producing.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2016, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Plains GP Holdings, L.P.	(2)	(3)	3,402	$9,766	$38,715	$11.38	1.8%	1.0%

Level 3 Investments(4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,030	$18,527	$22,030	$7.27	1.0%	0.5%
Clearwater Trust
Trust Interest	(6)	(7)	N/A	2,695	90	N/A	—	—
MPLX LP
Convertible Preferred Units	5/13/16	(5)	2,255	72,217	88,366	39.18	4.1	2.2
Western Gas Partners, LP
Convertible Preferred Units	4/15/16	(5)	134	4,214	7,170	53.36	0.3	0.2

Total				$97,653	$117,656		5.4%	2.9%

Total of all restricted securities				$107,419	$156,371		7.2%	3.9%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company holds an interest in the Clearwater Trust consisting primarily of a coal royalty interest.

(7)	Unregistered security of a private trust.

At August 31, 2016, the cost basis of investments for federal income tax purposes was $2,232,561. At August 31, 2016, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,758,508
Gross unrealized depreciation	(74,830)

Net unrealized appreciation	$1,683,678

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at August 31, 2016, and the Company presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$3,825,512	$3,669,141	$38,715	(1)	$117,656
Short-term investments	90,727	90,727	—		—

Total assets at fair value	$3,916,239	$3,759,868	$38,715		$117,656

Liabilities at Fair Value
Call option contracts written	$363	$—	$363		$—

(1)	The Company’s investment in Plains AAP, L.P. (“PAA GP”) is exchangeable into shares of Plains GP Holdings, L.P. (“Plains GP”) on a one-for-one basis at the Company’s option. Plains GP trades on the NYSE under the ticker “PAGP”. The Company values its investment in PAA GP on an “as exchanged” basis based on the public market value of Plains GP and categorizes its investment as a Level 2 security for fair value reporting purposes.

For the nine months ended August 31, 2016, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2016.

Equity Investments
Balance — November 30, 2015	$21,926
Purchases	101,416
Transfers out to Level 1 and 2	(25,001)
Realized gains (losses)	—
Unrealized gains (losses), net	19,315

Balance — August 31, 2016	$117,656

The purchases of $101,416 relate to the Company’s investments in Sunoco LP common units (December 2015), Western Gas Partners, LP convertible preferred units (April 2016) and MPLX LP convertible preferred units (May 2016).

The $25,001 transfers out to Level 1 relates to the Company’s investment in Sunoco LP that became marketable during the second quarter of 2016. The Company utilizes the beginning of the reporting period method for determining transfer between levels.

The $19,315 of net unrealized gains relate to investments that are still held at August 31, 2016.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2016
Call options written	Call option contracts written	$(363)

The following table sets forth the effect of the Company’s derivative instruments:

		For the Nine Months Ended August 31, 2016
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$2,173	$(8)

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2016, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	95.3%
Midstream Energy Companies	99.7%
Largest single issuer	13.0%
Restricted securities	4.1%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 21, 2016 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 28, 2016

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 28, 2016